CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Ordinary shares, subject to possible redemption	1,846,327	1,845,879	2,241,579
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, issued	0	0	0
Preferred shares, outstanding	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	3,552,991	3,552,991	3,953,125
Ordinary shares, shares outstanding	3,552,991	3,552,991	3,953,125